Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2020
Entity Registrant Name	THE ARBITRAGE FUNDS
Entity Central Index Key	0001105076
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 30, 2020
Document Effective Date	Sep. 30, 2020
Prospectus Date	Sep. 30, 2020
Arbitrage Fund | Class A
Prospectus:
Trading Symbol	ARGAX
Arbitrage Fund | Class C
Prospectus:
Trading Symbol	ARBCX
Arbitrage Fund | Class I
Prospectus:
Trading Symbol	ARBNX
Arbitrage Fund | Class R
Prospectus:
Trading Symbol	ARBFX
Water Island Event-Driven Fund (formerly Water Island Diversified Event-Driven Fund) | Class A
Prospectus:
Trading Symbol	AGEAX
Water Island Event-Driven Fund (formerly Water Island Diversified Event-Driven Fund) | Class C
Prospectus:
Trading Symbol	AEFCX
Water Island Event-Driven Fund (formerly Water Island Diversified Event-Driven Fund) | Class I
Prospectus:
Trading Symbol	AEDNX
Water Island Event-Driven Fund (formerly Water Island Diversified Event-Driven Fund) | Class R
Prospectus:
Trading Symbol	AEDFX
Water Island Long/Short Fund | Class I
Prospectus:
Trading Symbol	ATQIX
Water Island Long/Short Fund | Class R
Prospectus:
Trading Symbol	ATQFX
Water Island Credit Opportunities Fund | Class A
Prospectus:
Trading Symbol	AGCAX
Water Island Credit Opportunities Fund | Class C
Prospectus:
Trading Symbol	ARCCX
Water Island Credit Opportunities Fund | Class I
Prospectus:
Trading Symbol	ACFIX
Water Island Credit Opportunities Fund | Class R
Prospectus:
Trading Symbol	ARCFX